Inventories	12 Months Ended
Dec. 31, 2015
Inventories
Inventories

7.Inventories

Inventories consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Raw materials	421,800,272	387,319,932	59,646,411
Work-in-process	3,202,142	5,152,109	793,413
Finished goods	71,752,211	46,369,051	7,140,731

Total inventories	496,754,625	438,841,092	67,580,555

The Company did not set up any inventory reserve as of December 31, 2014 and 2015. As of December 31, 2014 and 2015, certain raw materials with an aggregate carrying value of RMB183,765,570 and RMB nil, respectively, were pledged as collateral for borrowings from financial institutions.